UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     February 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $755,971 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-4490                       Vontobel Asset Management, Inc.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
American Express Co.        COM                 025816109    11715   331415 SH       SOLE                   331415
American Intl Group Inc.    COM                 026874107    58261  1007100 SH       SOLE                  1007100
Berkshire Hathaway Inc. Del CL A                084670108    76750     1055 SH       SOLE                     1055
Berkshire Hathaway Inc. Del CL B                084670207     3450     1424 SH       SOLE                     1424
Checkpoint Software Tech    ORD                 M22465104      180    14000 SH       SOLE                    14000
Chubb Corp                  COM                 171232101    35330   676826 SH       SOLE                   676826
Cincinnati Finl Corp.       COM                 172062101    36940   983728 SH       SOLE                   983728
Coca-Cola Femsa SA DE CV    SPON ADR REP L      191241108     1060    59300 SH       SOLE                    59300
Corus Bankshares Inc        COM                 220873103    14900   341341 SH       SOLE                   341341
Dr. Reddys Labs Ltd         ADR                 256135203     6890   356300 SH       SOLE                   356300
Federal Home Loan Mortgage  COM                 313400301    55460   939131 SH       SOLE                   939131
Federal National Mortgage   COM                 313586109    54960   854374 SH       SOLE                   854374
Fomento Economico Mexicano  SPON ADR UNITS      344419106      635    17400 SH       SOLE                    17400
Gannett Co.                 COM                 364730101    25925   361065 SH       SOLE                   361065
Golden West Finl Corp. Del  COM                 381317106    22060   307174 SH       SOLE                   307174
HDFC Bank Ltd               ADR REPS 3 SHS      40415F101     3475   258200 SH       SOLE                   258200
Health Management AssociatesCOM                 421933102    18060  1008720 SH       SOLE                  1008720
Interpublic Group Cos., Inc.COM                 460690100     6625   470500 SH       SOLE                   470500
IPC Holdings Ltd.           COM                 G4933P101    12965   411100 SH       SOLE                   411100
Knight Ridder Inc.          COM                 499040103    26105   412735 SH       SOLE                   412735
Liz Claiborne Inc           COM                 539320101    11110   374696 SH       SOLE                   374696
Markel Corp                 COM                 570535104    54080   263184 SH       SOLE                   263184
Matav-Cable Sys Media LTD.  Spons ADR           576561104      215    12050 SH       SOLE                    12050
McDonalds Corp              COM                 580135101     6770   421133 SH       SOLE                   421133
Mercury General Corp. New   COM                 589400100    26040   692962 SH       SOLE                   692962
Old Republic International  COM                 680223104    18535   661992 SH       SOLE                   661992
Polo Ralph Lauren Corp      CL. A               731572103    10180   467760 SH       SOLE                   467760
PT Telekomunikasi Indonesia SPONSORED ADR       715684106     1150   135800 SH       SOLE                   135800
Safeway Inc.                COM NEW             786514208    18405   787870 SH       SOLE                   787870
SPDR TR                     UNIT SER 1          78462F103      580     6615 SH       SOLE                     6615
State Street Corp.          COM                 857477103    21840   560002 SH       SOLE                   560002
Telefonos De Mexico SA      SP ADR REP ORD      879403780     8070   252350 SH       SOLE                   252350
Tiffany & Co New            COM                 886547108    14785   579976 SH       SOLE                   579976
TJX Companies Inc.          COM                 872539101    18635   954621 SH       SOLE                   954621
Torchmark Corp.             COM                 891027104    19020   520620 SH       SOLE                   520620
Universal Health Services   CL. B               913903100    21815   483708 SH       SOLE                   483708
Vina Concha Y Toro SA       SPONSORED ADR       927191106      860    25400 SH       SOLE                    25400
Watts Industries Inc.       CL. A               942749102    13420   852662 SH       SOLE                   852662
Wells Fargo & Co. Del.      COM                 949740104    18715   399313 SH       SOLE                   399313